New Accounting Pronouncements - Schedule of Unaudited Impact on Financial Services of Adoption of New Revenue Recognition Standard on Supplemental Statements of Cash Flows (Detail) - USD ($)
$ in Millions
	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities	$ (74)	$ 14	[1]
Net cash used in investing activities	(283)	(333)	[1]
Net cash used in financing activities	(1,519)	(948)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	64	80	[1]
Decrease in cash and cash equivalents and restricted cash	(1,812)	(1,187)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	4,388	4,667	[1]
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities	532	377
Net cash used in investing activities	(136)	464
Net cash used in financing activities	(423)	(947)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(4)	11
Decrease in cash and cash equivalents and restricted cash	(31)	(95)
Cash and cash equivalents and restricted cash, beginning of year	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$ 1,268	1,110
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		(174)
Net cash used in investing activities		(44)
Net cash used in financing activities		(948)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		73
Decrease in cash and cash equivalents and restricted cash		(1,093)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		3,924
AS Previously Report [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		262
Net cash used in investing activities		680
Net cash used in financing activities		(947)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		4
Decrease in cash and cash equivalents and restricted cash		(1)
Cash and cash equivalents and restricted cash, beginning of year		368
Cash and cash equivalents and restricted cash, end of period		367
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Services [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		115
Net cash used in investing activities		(216)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		7
Decrease in cash and cash equivalents and restricted cash		(94)
Cash and cash equivalents and restricted cash, beginning of year		837
Cash and cash equivalents and restricted cash, end of period		$ 743

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).